INCOME TAXES (Details 1)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Statutory rate	25.00%	25.00%	25.00%
Effect of preferential tax treatment	(3.00%)	3.00%	(8.00%)
Effect of different tax jurisdiction	0.00%	0.00%	(6.00%)
Change in valuation allowance	(26.00%)	(27.00%)	(2.00%)
Over provision in prior year	4.00%	(1.00%)	(9.00%)
Effective income tax rate	0.00%	0.00%	0.00%